Acquisition (Details Narrative) - USD ($) $ in Thousands	Feb. 15, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Deferred Revenue		$ 74
339 Justabout Land Co LLC [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Feb. 15, 2024
Business Acquisition, Name of Acquired Entity	339 Justabout Land Co. LLC
Business Combination, Consideration Transferred	$ 9,122
Payments to Acquire Businesses, Net of Cash Acquired	3,000
BMH [Member]
Business Acquisition [Line Items]
[custom:OptionFee-0]	$ 890
Deferred Revenue		$ 74